Other financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value	$ (1,484)	$ 2,600	$ 2,575
Hedging Programs For Mismatches Of Quotation Periods [Member]
IfrsStatementLineItems [Line Items]
Fair value	1,449	(3,175)
Hedging Programs For Mismatches Of Quotation Periods [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Nominal	232,717	209,951
Fair value	1,449	(3,175)
Hedging Programs For Sales Of Zinc At Fixed Price [Member]
IfrsStatementLineItems [Line Items]
Fair value	203	1,026
Hedging Programs For Sales Of Zinc At Fixed Price [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Nominal	2,584	7,233
Fair value	203	1,026
Hedging Programs For Inflation Risks [Member]
IfrsStatementLineItems [Line Items]
Fair value	(168)	(451)
Hedging Programs For Inflation Risks [Member] | Brazilian Inflation Versus Brazilian Interbank Interest Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Nominal	100,000	100,000
Fair value	(168)	(451)
Hedging Of Changes In Foreign Exchange Rates [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ 1,484	$ (2,600)